UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09013

 NAME OF REGISTRANT:                     Eaton Vance Senior Income
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


Eaton Vance Senior Income Trust

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 CROWN CASTLE INTERNATIONAL CORP.                                                            Agenda Number:  932318923
--------------------------------------------------------------------------------------------------------------------------
        Security:  228227104
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  CCI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DALE N. HATFIELD                                          Mgmt          For                            For
       LEE W. HOGAN                                              Mgmt          For                            For
       ROBERT F. MCKENZIE                                        Mgmt          For                            For
       ROBERT E. GARRISON II                                     Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
       FOR 2005.




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932195301
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2004
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CURTIS J. CLAWSON                                         Mgmt          For                            For
       GEORGE T. HAYMAKER, JR.                                   Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 HOLLYWOOD CASINO SHREVEPORT/SHREVEPO                                                        Agenda Number:  932335804
--------------------------------------------------------------------------------------------------------------------------
        Security:  43613PAC7
    Meeting Type:  Consent
    Meeting Date:  27-May-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2      CLASS 3 - SENIOR SECURED NOTE CLAIMS (SECURED)            Mgmt          No vote
       CHAPTER 11

3      CLASS 5 - NOTE DEFICIENCY CLAIMS (UNSECURED)              Mgmt          No vote
       CHAPTER 11




--------------------------------------------------------------------------------------------------------------------------
 IDT CORPORATION                                                                             Agenda Number:  932238707
--------------------------------------------------------------------------------------------------------------------------
        Security:  448947309
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2004
          Ticker:  IDT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD S. JONAS                                           Mgmt          For                            For
       MICHAEL J. LEVITT                                         Mgmt          For                            For
       RUDY BOSCHWITZ                                            Mgmt          For                            For
       SAUL K. FENSTER                                           Mgmt          For                            For
       JOYCE J. MASON                                            Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO THE COMPANY S 1996            Mgmt          Against                        Against
       STOCK OPTION AND INCENTIVE PLAN, AS AMENDED
       AND RESTATED, THAT WILL INCREASE THE NUMBER
       OF SHARES OF THE COMPANY S CLASS B COMMON STOCK
       AVAILABLE FOR THE GRANT OF AWARDS UNDER THE
       PLAN BY AN ADDITIONAL 2,500,000 SHARES.

03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP, AS THE COMPANY S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING JULY 31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932350616
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2005
          Ticker:  PPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN V. BOYER                                             Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       R. BARBARA GITENSTEIN                                     Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       THOMAS J. MCINERNEY                                       Mgmt          For                            For
       DAVID W.C. PUTNAM                                         Mgmt          For                            For
       JOHN G. TURNER                                            Mgmt          For                            For
       ROGER B. VINCENT                                          Mgmt          For                            For
       RICHARD A. WEDEMEYER                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THERMADYNE HOLDINGS CORPORATION                                                             Agenda Number:  932299337
--------------------------------------------------------------------------------------------------------------------------
        Security:  883435307
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2005
          Ticker:  THMD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL D. MELNUK                                            Mgmt          For                            For
       ANDREW L. BERGER                                          Mgmt          For                            For
       JAMES B. GAMACHE                                          Mgmt          For                            For
       MARNIE S. GORDON                                          Mgmt          For                            For
       JOHN G. JOHNSON, JR.                                      Mgmt          For                            For
       BRADLEY G. PATTELLI                                       Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADOPTION OF THE EMPLOYEE          Mgmt          For                            For
       STOCK PURCHASE PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP CASINO                                                                                Agenda Number:  932266910
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816RAE7
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP HOTELS & CASINO RESORTS                                                               Agenda Number:  932266922
--------------------------------------------------------------------------------------------------------------------------
        Security:  897907AA9
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Income Trust
By (Signature)       /s/ James B. Hawkes
Name                 James B. Hawkes
Title                President
Date                 08/29/2005